Summary of Significant Accounting Policies - Advertising Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Advertising expenses	$ 24.4	$ 28.8	$ 25.7